Long Term Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long Term Loans (Details) [Line Items]
Loans bear interest rate	12.00%
Total amount of loans	$ 131	$ 126
Bottom of range [member] | G Medical Diagnostic Services Inc [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate	4.00%
Top of range [member] | G Medical Diagnostic Services Inc [Member]
Long Term Loans (Details) [Line Items]
Loans bear interest rate	12.00%